Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Capital and Reserves [Abstract]
Schedule of issued share capital

	December 31, 2019		December 31, 2018
	Number	CHF	Number	CHF
Common shares with a par value of CHF 0.40 each	4,125,949	1,650,380	—	—
Common shares with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) each	—	—	35,516,785	710,336
Total	4,125,949	1,650,380	35,516,785	710,336

	Common Shares (Number)
	2019	2018
As of January 1	1,775,839	2,418,695
Common shares issued for the follow-on offering	2,350,110	640,000
Adjustment during the Merger:
Issuance of Auris NewCo Shares	—	305,869
Cancellation of Auris OldCo Shares	—	(3,058,695)
Common shares issued for capital increase	—	1,469,970
Total, as of December 31	4,125,949	1,775,839